PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Current prepayments and current accrued income including current contract assets [abstract]
Summary of prepayments

USDm	2025	2024	2023
Prepaid operating expenses	1.9	1.7	1.2
Prepaid bareboat hire	0.2	2.8	0.8
Prepaid customer contract assets	1.6	2.4	2.5
Vessel lease extinguishment prepayment	29.1	—	—
Other prepayments	6.3	5.3	10.7
Balance as of December 31	39.1	12.2	15.2